Financial Assets and Liabilities - Summary of Officers' and Directors' Compensation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term benefits to officers and directors	R$ 102,250	R$ 88,440	R$ 86,810
Share-based payment transactions	15,441	16,823	11,423
Post-employment benefits	1,045	728	2,216
Officers' and directors' compensation	R$ 118,736	R$ 105,991	R$ 100,449